Royalties and license fees (Details) - CHF (SFr)	2 Months Ended	12 Months Ended
	Mar. 15, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Accrued project costs and royalties		SFr 3,410,000	SFr 1,972,000
University of Zurich
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Royalties, minimum amount required to pay in total		60,000
Royalties, minimum amount required to pay for separate license		10,000
Royalty		50,000	50,000	SFr 50,000
University of Utrecht
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Licence fees			SFr 250,000
Accrued project costs and royalties		SFr 250,000
University of Utrecht | Significant transactions | Reservation Agreement with Swiss Federal Office of Public Health
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Royalty, payable	SFr 1,000,000